Revenue recognition	12 Months Ended
Dec. 31, 2017
Revenue recognition
Revenue recognition

7. Revenue recognition

EURm	2017	2016	2015
Continuing operations
Revenue from sale of products and licensing	14 216	14 543	7 080
Revenue from services(1)	8 150	8 166	5 421
Contract revenue recognized under percentage of completion accounting(2)	781	932	59
Total	23 147	23 641	12 560

(1)	Excludes services performed as part of contracts under percentage of completion accounting.
(2)	In 2017 and 2016, contract revenue includes submarine projects, which account for the majority of the revenue.

Revenue recognition-related positions for construction contracts in progress as of December 31:

	2017		2016
EURm	Assets	Liabilities	Assets	Liabilities
Contract revenues recorded prior to billings(1)	132		129
Billings in excess of costs incurred		151		164
Work in progress on construction contracts	28		57
Advances received		45		113
Retentions	–		1

(1)	Contract revenues recorded prior to billings in 2016 have been revised to include non-invoiced receivables from submarine projects.

Work in progress is included in inventories, other assets are included in accounts receivable, and liabilities are included in accrued expenses in the consolidated statement of financial position.

The aggregate amount of costs incurred and profits recognized, net of recognized losses, for construction contracts in progress since inception are EUR 1 179 million as of December 31, 2017 (EUR 970 million in 2016).